Filed pursuant to Rule 497(e) under the Securities Act of 1933

Files Nos. 333-03715 and 333-33607

Supplement Dated June 27, 2006

NUVEEN INVESTMENT TRUST

Nuveen NWQ Value Opportunities Fund, Prospectus dated October 31, 2005

NUVEEN INVESTMENT TRUST II

Nuveen NWQ International Value Fund, Prospectus dated November 28, 2005

Nuveen NWQ Global All-Cap Fund, Prospectus dated March 28, 2006

Effective June 30, 2006, the names of the above-referenced funds will change as follows:

Nuveen NWQ Value Opportunities Fund will become

Nuveen Tradewinds Value Opportunities Fund

Nuveen NWQ International Value Fund will become

Nuveen Tradewinds International Value Fund

Nuveen NWQ Global All-Cap Fund will become

Nuveen Tradewinds Global All-Cap Fund

There will be no changes in the funds’ distributor, investment adviser, portfolio management personnel, investment objectives, policies or day-to-day portfolio management practices as a result of, or in connection with, the name changes.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-TNWQ-0606D